UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

               QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21285

                MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC
               (Exact name of registrant as specified in charter)
                                     --------


                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)

                                  Steven Zoric
                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-312-881-6500

                     DATE OF FISCAL YEAR END: MARCH 31, 2005

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2004

ITEM 1.   SCHEDULE OF INVESTMENTS



     Man-Glenwood Lexington
     Associates Portfolio, LLC
     Quarterly Report
     December 31, 2004 (Unaudited)


MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2004
---------------------------------------------------------------------------------------------------------------------

Fund                                                                    Cost              Fair Value         %*
Advisory European Equity Market Neutral Fund Inc.                      $  1,400,000         $  1,398,513    1.09%
Akanthos Arbitrage Fund L.P.                                              2,250,000            2,321,616    1.81%
Alson Signature Fund I, L.P.                                              1,100,000            1,259,440    0.98%
Amaranth Partners, L.L.C.                                                 4,750,000            5,357,290    4.17%
Arience Capital Partners I L.P.                                           2,250,000            2,396,101    1.87%
Aristeia Partners L.P.                                                    1,700,000            1,779,301    1.39%
BBT Partners, L.P.                                                        4,297,419            4,734,773    3.69%
Black Diamond Arbitrage Partners L.P.                                     1,325,000            1,337,423    1.04%
Black Diamond Energy Partners L.P.                                        1,925,000            1,837,396    1.43%
Blue Coast Partners II L.P.                                               1,700,000            1,702,510    1.33%
BR Opportunity Fund L.P.                                                    950,000              955,668    0.74%
Castlerigg Partners, L.P.                                                 1,962,719            2,380,063    1.85%
Cerberus Partners, L.P.                                                   1,144,204            1,602,807    1.25%
Chatham Asset Partners High Yield Fund, LP                                2,050,000            2,070,705    1.61%
Cheyne Special Situations Fund, LP                                        1,925,000            2,020,991    1.57%
Coatue Qualified Partners, L.P.                                           1,219,586            1,267,801    0.99%
Copper Beech Partners II, LP                                              2,700,000            2,701,890    2.10%
Deephaven Event Arb Fund L.L.C.                                           1,700,000            1,854,892    1.44%
Deephaven Market Neutral Fund L.L.C.                                      4,225,000            4,502,414    3.51%
Digilog Major Markets Fund L.P.                                             400,000              316,006    0.25%
Double Black Diamond L.P.                                                 2,098,619            2,377,634    1.85%
Exis Differential Partners, LP                                            1,100,000            1,115,756    0.87%
Ferox Fund, L.P.                                                            966,964              960,988    0.75%
FrontPoint Value Discovery Fund, L.P.                                     3,375,000            3,578,879    2.79%
Galante Partners, L.P.                                                      812,064              552,890    0.43%
Greywolf Capital Partners II LP                                           3,800,000            4,161,640    3.24%
Greywolf High Yield Partners LP                                           1,925,000            1,942,698    1.51%
Grossman Currency Fund LP                                                   950,000              990,820    0.77%
Horizon Portfolio L.P.                                                    1,975,000            1,738,855    1.35%
Intrepid Capital Fund (QP), L.P.                                          2,127,867            2,297,748    1.79%
Itros II QP, L.P.                                                           537,088              592,987    0.46%
Jefferies Paragon Fund, LLC                                                 630,000              649,033    0.51%
Joho Partners, L.P.                                                       1,490,990            1,462,401    1.14%
Karsh Capital II L.P.                                                     2,400,000            2,773,910    2.16%
KiCap Network Fund, L.P.                                                  2,012,162            2,145,360    1.67%
King Street Capital, L.P.                                                 2,166,109            2,995,483    2.33%
Lansdowne European Strategic Equity Fund, LP                              3,200,000            3,411,007    2.66%
Lydian Partners II, L.P.                                                  1,267,182            1,630,627    1.27%
Mako Europe Fund, L.P                                                     1,200,000            1,332,364    1.04%
Minot Capital II L.P.                                                     2,275,000            2,300,059    1.79%
OZ Domestic Partners II L.P.                                              4,300,000            4,570,224    3.56%
Pegasus Fund Limited                                                      1,475,000            1,549,257    1.21%
PHZ Global Fund L.P.                                                        800,000              815,807    0.64%
PHZ Long/Short Equity Fund L.L.C.                                           475,000              473,538    0.37%
Prism Partners I, L.P.                                                    3,198,270            3,573,186    2.78%
Purchase Associates II, L.P.                                              1,200,000            1,313,441    1.02%
RedSky Outlook Fund L.P.                                                  1,953,005            2,030,361    1.58%
Rockbay Capital Institutional Fund L.L.C.                                 1,125,000            1,207,036    0.94%


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MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)
DECEMBER 31, 2004
---------------------------------------------------------------------------------------------------------------------

Fund                                                                    Cost              Fair Value         %*
Rosehill Japan Fund L.P.                                               $  3,725,000         $  3,672,231    2.86%
Royal Coachman, L.P.                                                        319,601              266,785    0.21%
Rx Healthcare Partners II, LP                                             1,925,000            2,003,056    1.56%
Satellite Fund II, L.P.                                                   1,672,686            2,125,886    1.65%
Silverback Partners L.P.                                                  2,250,000            2,383,809    1.86%
SLS Investors, L.P.                                                       1,400,000            1,451,286    1.13%
Spring Point Institutional Partners, L.P.                                 3,403,605            3,548,787    2.76%
Stadia Capital Partners (QP), L.P.                                        2,025,000            2,095,981    1.63%
Suttonbrook Capital Partners, L.P.                                        2,825,000            2,885,296    2.25%
Thales Fund, L.P.                                                           696,258              785,318    0.61%
Tosca                                                                     1,410,852            1,816,357    1.41%
Trivium Institutional Onshore Fund L.P.                                   1,000,000            1,016,842    0.79%
Trivium Onshore Fund L.P.                                                 1,700,000            1,747,319    1.36%
Ursa Partners, L.P.                                                         390,155              263,555    0.21%
Vardon Partners II L.P.                                                   2,700,000            2,916,530    2.27%
Walker Smith Capital (QP), L.P.                                           2,211,970            2,468,646    1.92%
Waterstone Market Neutral Fund LP                                         2,000,000            1,996,748    1.55%
Zaxis Equity Neutral L.P.                                                 2,575,000            2,617,093    2.04%
                                                                       ------------         ------------  ------
Total Investments                                                      $126,039,375         $134,403,114  104.66%
                                                                       ============         ============  ======


*Percentages are based on net assets of $128,414,359.

At December 31, 2004, the aggregate cost of investments for tax purposes was $126,039,375. Net unrealized appreciation on investments for tax purposes was $8,363,739 consisting of $9,303,607 of gross unrealized appreciation and $(939,868) of gross unrealized depreciation.

For information regarding the Porfolio Company's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio Company's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                    Man-Glenwood Lexington Associates Portfolio, LLC


By:                             /s/ John B. Rowsell
                                -------------------
                                John B. Rowsell
                                Principal Executive Officer

Date: February 22, 2005





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:                             /s/ John B. Rowsell
                                -------------------
                                John B. Rowsell
                                Principal Executive Officer

Date: February 22, 2005


By:                             /s/ Alicia Derrah
                                -----------------
                                Alicia Derrah
                                Principal Financial Officer

Date: February 22, 2005